PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Long-Term Investments 97.5%
Common Stocks 94.9%
Brazil 2.6%
Ambev SA	18,400	$41,206
B3 SA - Brasil Bolsa Balcao	21,000	47,104
Banco Bradesco SA	5,501	13,184
Banco do Brasil SA	41,500	146,596
BRF SA	3,700	13,268
Centrais Eletricas Brasileiras SA	3,000	20,171
Cia de Saneamento Basico do Estado de Sao Paulo	500	9,647
NU Holdings Ltd. (Class A Stock)*	4,400	53,768
Petroleo Brasileiro SA	9,800	62,323
TIM SA	18,800	69,263
Vale SA	12,100	115,154
		591,684
Chile 0.9%
Enel Americas SA	660,079	65,831
Falabella SA	28,093	140,088
		205,919
China 27.6%
Agricultural Bank of China Ltd. (Class H Stock)	57,000	37,342
Alibaba Group Holding Ltd.	41,100	617,929
Anhui Conch Cement Co. Ltd. (Class H Stock)	4,500	13,028
ANTA Sports Products Ltd.	7,000	80,347
Bank of Changsha Co. Ltd. (Class A Stock)	25,300	34,636
Bank of China Ltd. (Class H Stock)	334,000	192,789
Bank of Communications Co. Ltd. (Class H Stock)	122,000	109,906
Bank of Shanghai Co. Ltd. (Class A Stock)	24,000	34,034
BeOne Medicines Ltd.*	1,400	31,828
BYD Co. Ltd. (Class H Stock)	13,500	197,112
China CITIC Bank Corp. Ltd. (Class H Stock)	76,000	70,613
China Communications Services Corp. Ltd. (Class H Stock)	16,000	9,319
China Construction Bank Corp. (Class H Stock)	114,000	116,600
China Everbright Bank Co. Ltd. (Class H Stock)	279,000	131,106
China Gold International Resources Corp. Ltd.	6,500	55,880
China Hongqiao Group Ltd.	61,500	162,231
China Yangtze Power Co. Ltd. (Class A Stock)	1,500	5,793
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	36,800	34,586
CITIC Ltd.	28,000	42,005
CMOC Group Ltd. (Class H Stock)	27,000	30,649
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	800	29,216
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	44,500	81,343
Ecovacs Robotics Co. Ltd. (Class A Stock)	3,500	38,575
Eoptolink Technology, Inc. Ltd. (Class A Stock)	1,500	38,955
Geely Automobile Holdings Ltd.	44,000	98,693
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	5,400	34,128
Haitian International Holdings Ltd.	3,000	8,132
Hansoh Pharmaceutical Group Co. Ltd., 144A	20,000	89,853
Hello Group, Inc., ADR	7,700	63,371
Hisense Home Appliances Group Co. Ltd. (Class H Stock)	4,000	11,471
Huaxia Bank Co. Ltd. (Class A Stock)	31,200	34,373
Industrial & Commercial Bank of China Ltd. (Class H Stock)	15,000	11,493
Industrial Bank Co. Ltd. (Class A Stock)	5,800	18,184
Innovent Biologics, Inc., 144A*	8,500	105,214
JD.com, Inc., ADR	5,800	182,642
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (Class A Stock)	5,000	43,592
Jiangsu Phoenix Publishing & Media Corp. Ltd. (Class A Stock)	18,200	27,532
Meihua Holdings Group Co. Ltd. (Class A Stock)	16,200	25,256

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Meituan (Class B Stock), 144A*	6,860	$105,833
Muyuan Foods Co. Ltd. (Class A Stock)	6,100	39,149
NetEase, Inc.	3,600	94,112
NetEase, Inc., ADR	1,300	169,390
New China Life Insurance Co. Ltd. (Class H Stock)	29,500	188,768
PDD Holdings, Inc., ADR*	500	56,725
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	234,000	179,775
PICC Property & Casualty Co. Ltd. (Class H Stock)	6,000	12,454
Ping An Bank Co. Ltd. (Class A Stock)	22,600	38,301
Pop Mart International Group Ltd., 144A	3,200	99,820
Qifu Technology, Inc., ADR	2,500	85,825
Sany Heavy Equipment International Holdings Co. Ltd.	42,000	39,391
Shandong Nanshan Aluminum Co. Ltd. (Class A Stock)	60,900	33,104
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	12,400	10,905
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	22,700	40,269
Sieyuan Electric Co. Ltd. (Class A Stock)	3,100	33,482
Sinopharm Group Co. Ltd. (Class H Stock)	14,400	34,612
Sinotruk Hong Kong Ltd.	4,000	12,190
Tencent Holdings Ltd.	16,300	1,141,199
Tencent Music Entertainment Group, ADR	7,000	146,930
Trip.com Group Ltd.	400	24,833
Western Mining Co. Ltd. (Class A Stock)	15,100	34,893
WuXi AppTec Co. Ltd. (Class H Stock), 144A	2,600	34,682
Xiaomi Corp. (Class B Stock), 144A*	42,400	285,265
Yum China Holdings, Inc.	100	4,668
Yunnan Aluminium Co. Ltd. (Class A Stock)	13,300	28,577
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	10,100	34,474
Yutong Bus Co. Ltd. (Class A Stock)	9,000	31,069
Zhejiang China Commodities City Group Co. Ltd. (Class A Stock)	11,600	34,196
Zhejiang Chint Electrics Co. Ltd. (Class A Stock)	10,700	33,676
Zhejiang Huayou Cobalt Co. Ltd. (Class A Stock)	2,600	15,876
Zhejiang Juhua Co. Ltd. (Class A Stock)	4,000	14,802
Zhejiang Leapmotor Technology Co. Ltd., 144A*	3,400	26,144
Zhejiang NHU Co. Ltd. (Class A Stock)	10,500	32,575
Zhejiang Zheneng Electric Power Co. Ltd. (Class A Stock)	30,800	22,154
Zijin Mining Group Co. Ltd. (Class H Stock)	22,000	58,337
		6,228,211
Colombia 0.1%
Grupo Cibest SA	742	9,573
Czech Republic 0.3%
Moneta Money Bank A/S, 144A	8,656	60,208
Greece 1.0%
Eurobank Ergasias Services & Holdings SA	22,012	80,792
OPAP SA	6,152	137,785
Piraeus Financial Holdings SA*	1,004	7,720
		226,297
Hong Kong 0.4%
J&T Global Express Ltd.*	8,800	11,576
Sino Biopharmaceutical Ltd.	91,000	87,151
		98,727
India 15.7%
Anand Rathi Wealth Ltd.	728	21,915

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
APL Apollo Tubes Ltd.	2,106	$38,325
Bharat Electronics Ltd.	37,379	162,386
Bharat Petroleum Corp. Ltd.	37,493	140,109
Bharti Airtel Ltd.	11,745	255,679
BSE Ltd.	4,533	124,807
Cartrade Tech Ltd.*	494	12,277
Cipla Ltd.	4,645	82,032
Coal India Ltd.	6,830	29,208
Cummins India Ltd.	652	26,333
Divi’s Laboratories Ltd.	941	70,466
DLF Ltd.	11,517	102,428
Eicher Motors Ltd.	186	11,573
GAIL India Ltd.	53,268	107,304
GE Vernova T&D India Ltd.	595	18,438
Gillette India Ltd.	318	39,255
HCL Technologies Ltd.	6,325	105,438
HDFC Asset Management Co. Ltd., 144A	2,286	146,915
HDFC Bank Ltd.	8,190	187,947
Hero MotoCorp Ltd.	650	31,488
Hindalco Industries Ltd.	8,620	66,733
Hindustan Aeronautics Ltd.	273	14,050
ICICI Bank Ltd.	5,118	86,184
Infosys Ltd.	6,186	105,205
Infosys Ltd., ADR(a)	8,600	143,792
InterGlobe Aviation Ltd., 144A*	207	13,891
JK Cement Ltd.	918	69,516
Le Travenues Technology Ltd.*	3,060	8,110
Lupin Ltd.	2,782	60,807
Mahindra & Mahindra Ltd.	4,289	156,242
Muthoot Finance Ltd.	2,998	89,160
NMDC Ltd.	11,093	8,916
NTPC Ltd.	13,640	51,768
Oil & Natural Gas Corp. Ltd.	54,762	150,034
Page Industries Ltd.	69	38,363
Persistent Systems Ltd.	1,048	61,246
Polycab India Ltd.	280	21,700
Power Finance Corp. Ltd.	12,449	57,948
Reliance Industries Ltd.	7,553	119,281
Solar Industries India Ltd.	36	5,818
Strides Pharma Science Ltd.	6,319	62,698
Sun Pharmaceutical Industries Ltd.	6,785	131,765
Tata Consultancy Services Ltd.	2,470	85,182
Tata Motors Ltd.	3,186	24,082
TVS Motor Co. Ltd.	132	4,204
Union Bank of India Ltd.	31,613	46,949
Wipro Ltd.	38,344	107,860
Zydus Lifesciences Ltd.	2,540	27,972
		3,533,799
Indonesia 1.5%
Astra International Tbk PT	526,300	162,690
Indo Tambangraya Megah Tbk PT	12,800	17,860
Indofood Sukses Makmur Tbk PT	46,300	23,907
Japfa Comfeed Indonesia Tbk PT	250,600	24,268
United Tractors Tbk PT	80,000	117,226
		345,951
Kuwait 0.2%
Mobile Telecommunications Co. KSCP	31,024	53,858

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Malaysia 0.5%
AMMB Holdings Bhd	40,200	$47,500
Gamuda Bhd	4,200	5,069
Petronas Dagangan Bhd	4,400	22,224
RHB Bank Bhd	5,700	8,184
Sime Darby Bhd	84,700	32,288
		115,265
Mexico 1.7%
Cemex SAB de CV, UTS	63,000	54,968
Grupo Aeroportuario del Centro Norte SAB de CV	10,800	143,695
Grupo Financiero Banorte SAB de CV (Class O Stock)	9,600	85,497
Grupo Mexico SAB de CV (Class B Stock)	14,200	88,587
Industrias Penoles SAB de CV*	600	15,758
		388,505
Poland 0.9%
Bank Polska Kasa Opieki SA	2,380	129,242
Powszechna Kasa Oszczednosci Bank Polski SA	1,200	26,276
Powszechny Zaklad Ubezpieczen SA	2,350	39,388
Santander Bank Polska SA	39	5,687
		200,593
Qatar 0.5%
Ooredoo QPSC	28,674	105,967
Russia 0.0%
Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC*^	2,762	—
Magnit PJSC^	1,716	—
PhosAgro PJSC^	232	—
PhosAgro PJSC, GDR (XSTU)^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—
Rosneft Oil Co. PJSC^	5,856	—
Sberbank of Russia PJSC^	55,364	—
Surgutneftegas PAO^	38,400	—
		—
Saudi Arabia 3.1%
Arab National Bank	1,005	5,814
Arabian Internet & Communications Services Co.	88	5,591
Banque Saudi Fransi	20,861	95,308
Etihad Etisalat Co.	6,224	101,546
Nahdi Medical Co.	3,924	129,506
Riyad Bank	19,608	147,129
SABIC Agri-Nutrients Co.	312	9,896
Saudi Aramco Base Oil Co.	1,440	39,958
Saudi Awwal Bank	593	5,112
Saudi National Bank (The)	13,248	132,203
Saudi Telecom Co.	2,991	33,480
		705,543
South Africa 2.6%
Absa Group Ltd.	7,130	70,379
Capitec Bank Holdings Ltd.	196	37,994
Gold Fields Ltd.	2,431	59,285
Harmony Gold Mining Co. Ltd.	3,985	53,357

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
South Africa (cont’d.)
Kumba Iron Ore Ltd.	4,734	$78,281
MTN Group Ltd.	4,950	41,605
Naspers Ltd. (Class N Stock)	471	145,389
Old Mutual Ltd.	16,018	11,229
OUTsurance Group Ltd.	7,803	33,090
Remgro Ltd.	5,934	54,063
		584,672
South Korea 11.1%
APR Corp.*	36	4,731
Coway Co. Ltd.	715	55,767
Hana Financial Group, Inc.	3,055	186,780
Hankook Tire & Technology Co. Ltd.	1,639	52,280
HD Hyundai Electric Co. Ltd.	33	11,743
HD Hyundai Heavy Industries Co. Ltd.	17	5,966
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	470	120,782
Hyundai Mobis Co. Ltd.	126	26,589
Hyundai Rotem Co. Ltd.	244	35,272
Industrial Bank of Korea	1,998	27,875
KB Financial Group, Inc.	2,296	182,413
Kia Corp.	1,981	144,951
Korea Electric Power Corp.	1,634	45,134
Korea Investment Holdings Co. Ltd.	429	43,919
KT&G Corp.	1,073	100,566
LG Uplus Corp.	4,482	47,180
Meritz Financial Group, Inc.	461	38,285
Mirae Asset Securities Co. Ltd.	2,644	36,088
NH Investment & Securities Co. Ltd.	2,079	30,139
Orion Corp.	290	23,155
Samsung Electronics Co. Ltd.	10,328	526,356
Samyang Foods Co. Ltd.	83	85,767
Shinhan Financial Group Co. Ltd.	3,863	188,105
SK Hynix, Inc.	1,859	360,304
Woori Financial Group, Inc.	6,151	109,138
		2,489,285
Taiwan 18.4%
Accton Technology Corp.	6,000	177,205
Asia Vital Components Co. Ltd.	4,000	121,577
Asustek Computer, Inc.	3,000	65,854
China Airlines Ltd.	118,000	80,858
Compal Electronics, Inc.	44,000	43,059
Delta Electronics, Inc.	13,000	244,896
E.Sun Financial Holding Co. Ltd.	92,921	99,379
Elite Material Co. Ltd.	2,000	73,313
Eva Airways Corp.	16,000	20,174
Evergreen Marine Corp. Taiwan Ltd.	18,000	118,780
Hon Hai Precision Industry Co. Ltd.	21,000	123,490
International Games System Co. Ltd.	2,000	52,295
Lite-On Technology Corp.	6,000	23,721
MediaTek, Inc.	4,000	181,138
Nien Made Enterprise Co. Ltd.	2,000	28,550
Novatek Microelectronics Corp.	2,000	31,607
Pou Chen Corp.	80,000	75,233
Quanta Computer, Inc.	1,000	9,314
Realtek Semiconductor Corp.	4,000	76,484
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	2,463,955

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
United Microelectronics Corp.	27,000	$37,413
Yang Ming Marine Transport Corp.	3,000	6,086
		4,154,381
Thailand 1.3%
Charoen Pokphand Foods PCL	77,600	54,120
CP ALL PCL	54,000	78,021
Krung Thai Bank PCL	124,800	83,908
PTT Exploration & Production PCL	11,500	44,272
PTT PCL	32,000	32,537
		292,858
Turkey 1.3%
Aselsan Elektronik Sanayi Ve Ticaret A/S	36,394	167,386
Pegasus Hava Tasimaciligi A/S*	8,052	49,874
Turk Hava Yollari AO	9,648	68,304
Turkiye Is Bankasi A/S (Class C Stock)	1	1
		285,565
United Arab Emirates 2.6%
Abu Dhabi Commercial Bank PJSC	5,548	24,550
Abu Dhabi Islamic Bank PJSC	6,624	43,493
Aldar Properties PJSC	36,842	95,205
Emaar Development PJSC	1,708	6,970
Emaar Properties PJSC	53,521	221,647
Emirates NBD Bank PJSC	5,543	40,369
First Abu Dhabi Bank PJSC	30,684	150,109
		582,343
United Kingdom 0.2%
Anglogold Ashanti PLC	867	39,423
United States 0.4%
JBS NV (Class A Stock)*	6,100	84,180

Total Common Stocks (cost $15,800,147)		21,382,807
Preferred Stocks 2.1%
Brazil 1.7%
Banco Bradesco SA (PRFC)	28,800	79,721
Itau Unibanco Holding SA (PRFC)	23,980	149,801
Petroleo Brasileiro SA (PRFC)	27,200	158,113
		387,635
Russia 0.0%
Surgutneftegas PAO (PRFC)^	38,200	—
South Korea 0.4%
Hyundai Motor Co. (2nd PRFC)	86	10,178

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description		Shares		Value
Preferred Stocks (Continued)
South Korea (cont’d.)
Hyundai Motor Co. (PRFC)			68	$7,873
Samsung Electronics Co. Ltd. (PRFC)			2,020	83,172
				101,223

Total Preferred Stocks (cost $419,693)				488,858
Unaffiliated Exchange-Traded Fund 0.5%
United States
iShares MSCI Emerging Markets ETF (cost $108,597)			2,300	111,688

Total Long-Term Investments (cost $16,328,437)				21,983,353
Short-Term Investments 3.3%
Affiliated Mutual Funds 3.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	552,312	552,312
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $140,670; includes $140,129 of cash collateral for securities on loan)(b)(wb)	140,769	140,670

Total Affiliated Mutual Funds (cost $692,982)				692,982

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $39,775)	4.269%	09/18/25	40	39,773

Total Short-Term Investments (cost $732,757)				732,755

TOTAL INVESTMENTS 100.8% (cost $17,061,194)				22,716,108
Liabilities in excess of other assets(z) (0.8)%				(179,721)

Net Assets 100.0%				$22,536,387

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
UTS—Unit Trust Security
XLON—London Stock Exchange
XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,432; cash collateral of $140,129 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
11	Mini MSCI Emerging Markets Index	Sep. 2025	$681,065	$6,359
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).